DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Provision for decommissioning, restoration and rehabilitation costs	$ 250.3		$ 274.3		$ 235.6
Discount rate applied to cash flow projections	4.50%	4.50%	4.50%	4.50%
Bank borrowings. letters of credit	$ 57.4	$ 78.3
Letter of credit, extension period	1 year
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of fair value measurement of liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 365.1		$ 413.4
Provision for decommissioning, restoration and rehabilitation costs | Bottom of range
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections	2.14%	2.14%	1.99%	1.99%
Provision for decommissioning, restoration and rehabilitation costs | Top of range
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections	11.41%	11.41%	16.63%	16.63%
Canadian Malartic
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit			$ 18.7	$ 25.1
U.S.
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit	$ 13.6